Condensed consolidated interim statements of financial position - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 409.2	$ 517.9
Accounts receivable	3.7	4.3
Other receivables	5.7	10.0
Prepayment and deposits	78.2	95.2
Inventories	5.1	8.3
Current assets	501.9	635.7
Non-current assets
Plant and equipment	295.6	210.4
Right-of-use assets	49.0	50.8
Other assets	4.1	4.2
Non-current assets	348.7	265.4
Total assets	850.6	901.1
Current liabilities
Accounts payable and accrued liabilities	53.5	75.9
Lease liabilities	5.5	5.6
Current liabilities	59.0	81.5
Non-current liabilities
Lease liabilities	46.9	48.3
Convertible debt	282.3	272.9
Restoration provisions	0.4	0.4
Non-current liabilities	329.6	321.6
Total liabilities	388.6	403.1
Equity
Share capital	775.4	772.4
Other reserves	19.1	18.7
Accumulated deficit	(332.4)	(293.0)
Accumulated other comprehensive loss	(0.3)	(0.3)
Equity attributable to the Shareholders of Li-Cycle Holdings Corp.	461.8	497.8
Non-controlling interest	0.2	0.2
Total equity	462.0	498.0
Total liabilities and equity	$ 850.6	$ 901.1